Consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 133,472	$ 183,674
Marketable securities	288,947	147,806
User funds	153,309	151,602
Short-term bank deposits	144,843	85,893
Restricted deposit	1,315	1,284
Other receivables	34,198	24,217
Total current assets	756,084	594,476
Marketable securities	122,009	328,332
Property and equipment, net	4,271	4,735
Operating lease right-of-use assets	5,122	6,720
Intangible assets, net	41,882	10,722
Goodwill	110,218	77,270
Other non-current assets	30,388	1,349
Total long-term assets	313,890	429,128
Total assets	1,069,974	1,023,604
Current liabilities:
Trade payables	5,533	5,494
User accounts	141,691	142,203
Deferred revenue	20,090	11,047
Other account payables and accrued expenses	57,167	44,110
Operating lease liabilities	2,608	2,571
Convertible notes, net	457,860	0
Total current liabilities	684,949	205,425
Long-term liabilities:
Convertible notes, net	0	455,305
Operating lease liabilities	2,747	4,482
Other non-current liabilities	19,628	2,618
Total long-term liabilities	22,375	462,405
Total liabilities	707,324	667,830
Commitments and contingencies
Shareholders’ equity:
Shares authorized: 127,400,000 ordinary shares with no par value as of December 31, 2024 and 2023. Shares issued and outstanding: 35,844,114 and 38,653,958 ordinary shares as of December 31, 2024 and 2023, respectively		0
Additional Paid in Capital	727,176	640,846
Accumulated deficit	(366,193)	(284,358)
Accumulated other comprehensive income (loss)	1,667	(714)
Total shareholders’ equity	362,650	355,774
Total liabilities and shareholders’ equity	$ 1,069,974	$ 1,023,604